FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Schedule of Financial Assets (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Mar. 26, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Cash and cash equivalents	$ 27,323,468	$ 28,827,347	$ 1,121,150	$ 35,242,363	$ 14,988,112
Receivables from the sale of investment properties	0	3,653,133
Lease and other receivables	6,662,186	5,261,242
Restricted cash equivalents	6,703,299	5,835,117
Financial assets	$ 40,688,953	$ 43,576,839